General (Total Expenses Related to Acquisition and Other Non-recurring Expenses) (Details) - IMI Systems Ltd. - Acquisition and other non-recurring expenses $ in Thousands	3 Months Ended
Dec. 31, 2018 USD ($)
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Inventory write-off	$ 43,487
Employees related costs	12,709
Long lived assets write-off	2,700
Intangibles write-off	5,520
Other	5,048
Total	69,464
Cost of revenue
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Total	66,636
Marketing and selling
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Total	128
Other income
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Total	$ 2,700